Subordinated liabilities (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subordinated liabilities [abstract]
Opening balance as at 1 January	£ 12,759 [1]	£ 16,341
Issuances	259	1,890
Redemptions	(1,180)	(4,807)
Other	33	(665)
Closing balance	£ 11,871	£ 12,759 [1]

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.